Related Party Transactions - Feelux Bonds (Details) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 30, 2025	Sep. 15, 2018	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Amount borrowed			$ 1,442,500		$ 1,442,500	$ 19,973,000
Exercise price of warrants			$ 11.5		$ 11.5
Warrant liability			$ 33,422		$ 29,244
Proceeds from bonds				$ 713,000	4,340,000	3,923,000
Conversion of related party short-term debt into common stock					14,797,901
Conversion of stock (in shares)	112,222,220
Accrued interest, related parties			222,558		203,921	955,119
Related party
Related Party Transactions
Amount borrowed			1,442,500		1,442,500	19,973,000
Related party | Feelux Co. Ltd
Related Party Transactions
Conversion of stock (in shares)	9,999,999
Conversion of debt	4,000,000
Related party | Feelux Bonds
Related Party Transactions
Amount borrowed		$ 10,000,000	0		0	10,000,000
Interest rate		1.00%
Warrants issued (in shares)		6,666,666
Exercise price of warrants		$ 1.5
Warrant liability		$ 6,400,000
Contractual term		5 years
Proceeds from bonds		$ 10,000,000			0	10,000,000
Debt discount		$ 4,499,142
Effective interest rate		21.00%
Conversion of related party short-term debt into common stock	$ 10,681,146
Accrued interest, related parties			0		0	646,124
Related party | Feelux Bonds | Expected stock volatility
Related Party Transactions
Measurement input		0.82
Related party | Feelux Bonds | Risk-free interest rate
Related Party Transactions
Measurement input		0.029
Related party | Feelux Bonds | Expected dividends
Related Party Transactions
Measurement input		0
Related party | Feelux Bonds | Maximum
Related Party Transactions
Interest expense relating to loan			$ 0		26,251
Related party | Feelux Bonds | Feelux Co. Ltd | Maximum
Related Party Transactions
Interest expense relating to loan					$ 35,023	$ 106,087